SCHEDULE OF INVESTMENTS

Delaware Ivy Balanced Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 0.7%
Electronic Arts, Inc.	122	$17,491

Interactive Media & Services – 5.2%
Alphabet, Inc., Class A(A)	19	45,749
Alphabet, Inc., Class C(A)	18	45,535
Facebook, Inc., Class A(A)	138	48,087
		139,371

Total Communication Services - 5.9%		156,862

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.1%
Carter’s, Inc.	253	26,119
V.F. Corp.	362	29,680
		55,799

Automotive Retail – 0.8%
O’Reilly Automotive, Inc.(A)	41	23,072

Casinos & Gaming – 1.2%
Las Vegas Sands, Inc.(A)	599	31,587

Home Improvement Retail – 1.0%
Lowe’s Co., Inc.	135	26,175

Hotels, Resorts & Cruise Lines – 0.9%
Hilton Worldwide Holdings, Inc.(A)	203	24,485

Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc.(A)	10	33,992

Restaurants – 0.7%
Darden Restaurants, Inc.	122	17,835

Specialty Stores – 0.8%
Tractor Supply Co.	112	20,787

Total Consumer Discretionary - 8.8%		233,732

Consumer Staples

Distillers & Vintners – 1.9%
Constellation Brands, Inc.	216	50,477

Packaged Foods & Meats – 0.8%
Mondelez International, Inc., Class A	329	20,532

Soft Drinks – 0.8%
Coca-Cola Co. (The)	413	22,340

Tobacco – 1.7%
Philip Morris International, Inc.	451	44,742

Total Consumer Staples - 5.2%		138,091

Energy

Integrated Oil & Gas – 0.4%
Chevron Corp.	100	10,514

Oil & Gas Exploration & Production – 2.4%
Canadian Natural Resources Ltd.	1,011	36,663
Hess Corp.	325	28,387
		65,050

Oil & Gas Storage & Transportation – 0.6%
Enterprise Products Partners L.P.	733	17,687

Total Energy - 3.4%		93,251

Financials

Consumer Finance – 1.0%
American Express Co.	160	26,357

Financial Exchanges & Data – 1.1%
Intercontinental Exchange, Inc.	244	28,998

Insurance Brokers – 1.0%
Aon plc	115	27,401

Investment Banking & Brokerage – 2.9%
Goldman Sachs Group, Inc. (The)	93	35,211
Morgan Stanley	460	42,172
		77,383
Multi-Sector Holdings – 1.5%
Berkshire Hathaway, Inc., Class B(A)	150	41,718

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	283	43,946

Regional Banks – 1.5%
PNC Financial Services Group, Inc. (The)	206	39,270

Total Financials - 10.6%		285,073

Health Care

Health Care Equipment – 1.8%
Zimmer Holdings, Inc.	303	48,745

Health Care Technology – 1.4%
Cerner Corp.	476	37,211

Managed Health Care – 2.7%
Anthem, Inc.	120	45,721
UnitedHealth Group, Inc.	70	28,091
		73,812
Pharmaceuticals – 4.2%
Elanco Animal Health, Inc.(A)	534	18,514
Eli Lilly and Co.	170	39,108
Jazz Pharmaceuticals plc(A)	181	32,065
Merck & Co., Inc.	308	23,938
		113,625

Total Health Care - 10.1%		273,393

Industrials

Aerospace & Defense – 0.9%
Raytheon Technologies Corp.	270	23,010

Electrical Components & Equipment – 0.9%
Emerson Electric Co.	260	25,002

Industrial Machinery – 1.9%
Ingersoll-Rand, Inc.(A)	535	26,129
Snap-on, Inc.	112	25,042
		51,171
Railroads – 1.2%
Union Pacific Corp.	142	31,292

Research & Consulting Services – 1.3%
IHS Markit Ltd.	320	36,101

Total Industrials - 6.2%		166,576

Information Technology

Application Software – 1.7%
Autodesk, Inc.(A)	160	46,785

Communications Equipment – 1.5%
Cisco Systems, Inc.	295	15,647
Motorola Solutions, Inc.	117	25,284
		40,931

Data Processing & Outsourced Services – 0.8%
Fiserv, Inc.(A)	186	19,833

IT Consulting & Other Services – 1.1%
Cognizant Technology Solutions Corp., Class A	449	31,076

Semiconductors – 3.2%
Infineon Technologies AG ADR	951	38,318
Micron Technology, Inc.(A)	582	49,486
		87,804
Systems Software – 3.6%
Microsoft Corp.	362	97,993

Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	197	26,913

Total Information Technology - 12.9%		351,335

Materials

Metal & Glass Containers – 0.3%
Crown Holdings, Inc.	79	8,072

Specialty Chemicals – 0.9%
Sherwin-Williams Co. (The)	84	22,990

Total Materials - 1.2%		31,062

Utilities

Multi-Utilities – 0.9%
Dominion Energy, Inc.	340	25,048

Total Utilities - 0.9%		25,048

TOTAL COMMON STOCKS – 65.2%		$1,754,423
(Cost: $1,092,971)

PREFERRED STOCKS

Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500%(A)(B)	22	23,929

Total Energy - 0.9%		23,929

Health Care

Pharmaceuticals – 0.1%
Elanco Animal Health, Inc., 5.000%	52	2,790

Total Health Care - 0.1%		2,790

TOTAL PREFERRED STOCKS – 1.0%		$26,719
(Cost: $26,358)

ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass-Through Certificates, Series 2017-2, 3.350%, 10-15-29	$3,351	3,406

TOTAL ASSET-BACKED SECURITIES – 0.1%		$3,406
(Cost: $3,369)

CORPORATE DEBT SECURITIES

Communication Services

Alternative Carriers – 0.0%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	880	1,067

Cable & Satellite – 0.5%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 3.850%, 4-1-61	1,775	1,746
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal): 4.250%, 10-15-30	2,550	3,004
3.900%, 3-1-38	3,500	4,033
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.450%, 2-1-50	4,325	4,678
		13,461
Integrated Telecommunication Services – 0.5%
AT&T, Inc.:
3.650%, 6-1-51	1,950	2,030
3.500%, 9-15-53(C)	2,000	2,012
Sprint Corp., 7.875%, 9-15-23	2,235	2,542
Verizon Communications, Inc.:
2.550%, 3-21-31	1,000	1,023
4.500%, 8-10-33	4,000	4,786
		12,393
Movies & Entertainment – 0.2%
Walt Disney Co. (The), 2.750%, 9-1-49	6,500	6,431

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5-15-26	2,575	2,804

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc., 3.875%, 4-15-30	4,425	4,962

Total Communication Services - 1.5%		41,118

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.1%
PVH Corp., 4.625%, 7-10-25	2,650	2,959

Footwear – 0.1%
NIKE, Inc., 2.850%, 3-27-30	1,765	1,920

Home Improvement Retail – 0.2%
Home Depot, Inc. (The), 3.350%, 4-15-50	5,300	5,870

Homebuilding – 0.1%
NVR, Inc., 3.000%, 5-15-30	3,100	3,292

Internet & Direct Marketing Retail – 0.0%
Expedia Group, Inc., 6.250%, 5-1-25(C)	1,160	1,350

Total Consumer Discretionary - 0.5%		15,391

Consumer Staples

Agricultural Products – 0.1%
Archer Daniels Midland Co., 3.250%, 3-27-30	1,890	2,095

Brewers – 0.0%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	850	1,044

Drug Retail – 0.1%
CVS Health Corp., 5.050%, 3-25-48	1,020	1,327

Food Retail – 0.1%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(C)	2,650	2,754

Hypermarkets & Super Centers – 0.2%
Walmart, Inc., 4.050%, 6-29-48	4,700	5,913

Packaged Foods & Meats – 0.2%
Hormel Foods Corp., 3.050%, 6-3-51	2,650	2,753
Nestle Holdings, Inc., 4.000%, 9-24-48(C)	3,475	4,260
		7,013

Soft Drinks – 0.2%
Coca-Cola Co. (The), 2.250%, 1-5-32	4,400	4,509

Total Consumer Staples - 0.9%		24,655

Energy

Oil & Gas Drilling – 0.9%
Nabors Industries Ltd., Convertible, 0.750%, 1-15-24	26,800	23,973

Oil & Gas Exploration & Production – 0.2%
EQT Corp., 7.875%, 2-1-25(D)	3,600	4,204

Oil & Gas Storage & Transportation – 0.1%
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3-15-48	2,000	2,445

Total Energy - 1.2%		30,622

Financials

Asset Management & Custody Banks – 0.6%
Apollo Management Holdings L.P., 2.650%, 6-5-30(C)	3,075	3,152
Ares Capital Corp., 4.250%, 3-1-25	5,225	5,640

KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(C)	1,650	1,733
National Securities Clearing Corp., 1.500%, 4-23-25(C)	2,650	2,705
Owl Rock Capital Corp., 4.250%, 1-15-26	2,625	2,839
		16,069
Consumer Finance – 0.1%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	1,500	1,528
3.700%, 5-9-23	1,850	1,943
		3,471
Diversified Banks – 0.4%
Bank of America Corp., 2.884%, 10-22-30	2,600	2,741
U.S. Bancorp, 3.100%, 4-27-26	4,400	4,790
Wells Fargo & Co., 2.572%, 2-11-31	2,130	2,206
		9,737
Investment Banking & Brokerage – 0.2%
Goldman Sachs Group, Inc. (The), 1.992%, 1-27-32	5,280	5,133
Morgan Stanley, 2.699%, 1-22-31	1,320	1,383
		6,516
Life & Health Insurance – 0.2%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(C)	5,000	5,748

Multi-Line Insurance – 0.2%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	3,975	4,178

Other Diversified Financial Services – 0.9%
Citigroup, Inc., 6.250%, 12-29-49	7,250	8,490
JPMorgan Chase & Co., 5.000%, 2-1-69	2,715	2,871
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 3.522%, 1-1-68(E)	7,700	7,729
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 3.656%, 4-29-49(E)	1,851	1,858
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 380 bps), 3.976%, 11-1-68(E)	2,750	2,757
		23,705
Specialized Finance – 0.2%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 6.500%, 7-15-25	1,750	2,054
LSEGA Financing plc, 2.500%, 4-6-31(C)	4,300	4,411
		6,465

Total Financials - 2.8%		75,889
Health Care

Biotechnology – 0.2%
Amgen, Inc., 3.375%, 2-21-50	4,300	4,549

Health Care Supplies – 0.1%
Dentsply Sirona, Inc., 3.250%, 6-1-30	2,715	2,907

Managed Health Care – 0.1%
UnitedHealth Group, Inc., 2.000%, 5-15-30	3,000	3,027

Pharmaceuticals – 0.7%
Johnson & Johnson, 3.400%, 1-15-38	9,000	10,251
Merck & Co., Inc., 2.450%, 6-24-50	3,750	3,544
Zoetis, Inc., 2.000%, 5-15-30	4,400	4,387
		18,182
Total Health Care - 1.1%		28,665
Industrials

Aerospace & Defense – 0.4%
Boeing Co. (The), 3.750%, 2-1-50	3,025	3,126
L3Harris Technologies, Inc., 4.400%, 6-15-28	4,000	4,650
Raytheon Technologies Corp.:
2.250%, 7-1-30	2,200	2,237
3.125%, 7-1-50	1,325	1,364
		11,377
Environmental & Facilities Services – 0.4%
Republic Services, Inc.:
2.300%, 3-1-30	439	446
1.450%, 2-15-31	2,400	2,252
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11-15-27	6,000	6,569
		9,267
Railroads – 0.1%
Kansas City Southern, 2.875%, 11-15-29	2,650	2,794

Research & Consulting Services – 0.1%
CoStar Group, Inc., 2.800%, 7-15-30(C)	2,650	2,696

Total Industrials - 1.0%		26,134
Information Technology

Application Software – 0.6%
Adobe, Inc., 2.300%, 2-1-30	310	323
Autodesk, Inc., 2.850%, 1-15-30	4,500	4,754
Infor, Inc., 1.750%, 7-15-25(C)	875	894
Nuance Communications, Inc., 5.625%, 12-15-26	5,000	5,223
salesforce.com, Inc.:
1.950%, 7-15-31	1,325	1,328
2.700%, 7-15-41	1,325	1,335
2.900%, 7-15-51	1,325	1,345
		15,202
Data Processing & Outsourced Services – 0.2%
PayPal Holdings, Inc., 2.300%, 6-1-30	2,650	2,745
Visa, Inc., 2.700%, 4-15-40	3,060	3,168
		5,913
Semiconductors – 0.6%
Broadcom, Inc., 3.419%, 4-15-33(C)	2,200	2,313
Intel Corp., 3.250%, 11-15-49	2,700	2,880

TSMC Global Ltd., 1.750%, 4-23-28(C)	4,400	4,403
Xilinx, Inc., 2.375%, 6-1-30	3,975	4,045
		13,641
Systems Software – 0.4%
Fortinet, Inc., 2.200%, 3-15-31	2,650	2,646
Microsoft Corp., 3.450%, 8-8-36	2,240	2,598
ServiceNow, Inc., 1.400%, 9-1-30	4,195	3,941
		9,185
Technology Hardware, Storage & Peripherals – 0.2%
Apple, Inc., 2.950%, 9-11-49	4,500	4,657

Total Information Technology - 2.0%		48,598
Materials

Construction Materials – 0.1%
Hillman Group, Inc. (The), 6.375%, 7-15-22(C)	3,061	3,067

Specialty Chemicals – 0.1%
Ecolab, Inc., 3.250%, 12-1-27	3,000	3,326

Total Materials - 0.2%		6,393

Real Estate

Specialized REITs – 0.2%
American Tower Trust I, 3.652%, 3-23-28(C)	2,000	2,191
EPR Properties, 4.950%, 4-15-28	3,915	4,232
		6,423
Total Real Estate - 0.2%		6,423
Utilities

Electric Utilities – 0.8%
Alabama Power Co., 3.125%, 7-15-51	2,125	2,184
Ameren Illinois Co., 3.250%, 3-15-50	2,000	2,170
Commonwealth Edison Co., 2.200%, 3-1-30	2,650	2,697
Duke Energy Corp., 3.150%, 8-15-27	2,500	2,702
Duke Energy Indiana LLC, 3.750%, 5-15-46	880	990
Duke Energy Ohio, Inc., 4.300%, 2-1-49	835	1,034
Entergy Corp., 2.800%, 6-15-30	1,765	1,840
Florida Power & Light Co., 3.150%, 10-1-49	2,575	2,804
Oncor Electric Delivery Co. LLC, 2.750%, 5-15-30	2,550	2,714
Southern California Edison Co., 4.125%, 3-1-48	2,000	2,138
		21,273
Multi-Utilities – 0.2%
Berkshire Hathaway Energy Co.:
3.250%, 4-15-28	1,000	1,101
3.800%, 7-15-48	2,000	2,296
Dominion Energy, Inc., 3.600%, 3-15-27	2,550	2,827
		6,224

Water Utilities – 0.1%
American Water Capital Corp., 3.750%, 9-1-47	2,125	2,402

Total Utilities - 1.1%		29,899

TOTAL CORPORATE DEBT SECURITIES – 12.5%		$333,787
(Cost: $319,505)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 3.000%, 6-15-45	5,675	5,916
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12-1-31	16	18
6.500%, 1-1-32	15	17
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	4,613	4,922
3.000%, 10-25-46	6,199	6,575
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	18	20
6.500%, 2-1-29	2	2
7.000%, 11-1-31	21	24
6.500%, 2-1-32	16	19
7.000%, 2-1-32	20	23
7.000%, 3-1-32	11	13
7.000%, 7-1-32	16	18
6.500%, 9-1-32	12	14
5.500%, 5-1-33	9	10
5.500%, 6-1-33	8	10
4.500%, 11-1-43	3,540	3,956
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 6.500%, 8-15-28	7	8
		21,565
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.8%		$21,565
(Cost: $21,297)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 19.9%
U.S. Treasury Bonds:
0.875%, 11-15-30(F)	7,540	7,171
1.125%, 5-15-40	29,027	25,068
1.375%, 11-15-40	4,015	3,608
1.875%, 2-15-41	9,690	9,489
2.750%, 11-15-47	8,000	9,109
1.250%, 5-15-50	4,500	3,676

U.S. Treasury Notes:
2.000%, 7-31-22	5,480	5,593
1.875%, 10-31-22	3,500	3,581
2.000%, 10-31-22	1,750	1,793
0.125%, 12-31-22	4,780	4,777
2.125%, 12-31-22	15,450	15,902
0.125%, 1-31-23	8,955	8,947
2.000%, 2-15-23	64,000	65,881
0.125%, 3-31-23	48,750	48,681
2.750%, 11-15-23	8,350	8,832
0.125%, 1-15-24	32,655	32,462
0.125%, 2-15-24	3,425	3,404
0.375%, 4-15-24	9,170	9,160
2.000%, 5-31-24	4,110	4,296
1.750%, 6-30-24	5,900	6,128
2.250%, 12-31-24	1,875	1,985
1.375%, 1-31-25	1,420	1,459
1.125%, 2-28-25	5,355	5,454
2.875%, 4-30-25	13,500	14,645
2.875%, 5-31-25	69,860	75,855
0.375%, 12-31-25	11,030	10,823
0.750%, 4-30-26	27,610	27,473
1.625%, 9-30-26	23,320	24,166
1.500%, 1-31-27	4,950	5,090
0.625%, 3-31-27	44,135	43,190
0.625%, 11-30-27	12,000	11,619
0.750%, 1-31-28	15,665	15,254
1.250%, 3-31-28	1,765	1,772
1.500%, 2-15-30	13,209	13,342
1.125%, 2-15-31(F)	4,185	4,063
		533,748
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 19.9%		$533,748
(Cost: $536,024)

SHORT-TERM SECURITIES	Shares

Money Market Funds(G) - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	10,494	10,494

TOTAL SHORT-TERM SECURITIES – 0.4%		$10,494
(Cost: $10,494)

TOTAL INVESTMENT SECURITIES – 99.9%		$2,684,142
(Cost: $2,010,018)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		3,099

NET ASSETS – 100.0%		$2,687,241

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At June 30, 2021, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value
Targa Resources Corp., 9.500%	3-2-20	22	$23,757	$23,929

The total value of this security represented 0.9% of net assets at June 30, 2021.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $43,689 or 1.6% of net assets.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.
(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(F)	All or a portion of securities with an aggregate value of $6,710 are on loan.
(G)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,754,423	$—	$—
Preferred Stocks	2,790	23,929	—
Asset-Backed Securities	—	3,406	—
Corporate Debt Securities	—	333,787	—
United States Government Agency Obligations	—	21,565	—
United States Government Obligations	—	533,748	—
Short-Term Securities	10,494	—	—
Total	$1,767,707	$916,435	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = International Exchange

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,010,018

Gross unrealized appreciation	684,024

Gross unrealized depreciation	(9,900)

Net unrealized appreciation	$674,124